Pension plan obligations (Policies)	12 Months Ended
Dec. 31, 2025
Pension Plan Obligations
Pension plan obligations

Defined benefit

The Company makes the contractual contributions to the social security benefit plan sponsored by it, in the defined benefit modality. The regular contributions comprise the net administrative costs and are recorded in the profit or loss for the period in which they are due.

The liability related to benefit pension plans is represented by the present value of the obligation at the reporting date, minus the fair value of the plan assets. Defined benefit obligations (G1 Plan), as well as the retirement and pension supplementation plan (G0) are calculated annually by independent actuaries, using the projected unit credit method. The estimate of future cash outflow is discounted to its present value, using the interest rates of government securities whose maturities approximate the maturities of the related liability.

With respect to actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, they are recorded directly under equity, as an equity valuation adjustment (EVA), so that the plan's net asset or liability is recognized in the statement of financial position to reflect the full amount of the plan's deficit or surplus.

When a reduction or liquidation of the plan occurs, which relates only to some employees of the plan, or when only part of the obligation is settled, the gain or loss includes a pro rata portion of the cost of past service and actuarial gains and losses. The pro rata portion is determined based on the present value of the obligations before and after the reduction or settlement.

The liability recognized in the statement of financial position with respect to defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date, minus the fair value of the plan assets. The obligation of this benefit is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows, using interest rates consistent with market yields, shown in the currency in which the benefits will be paid and which have maturities close to those of the respective pension plan obligation.

Defined contribution

The Company makes the contractual contributions to the social security benefit plans sponsored by it, in the defined contribution modality, which provides its employees with post-employment benefits, in which the Company makes equal contributions to employees, within the limits established by regulation. In this model, the benefits paid are directly related to the amount contributed, and there are no deficits to be covered by the Company.